Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue [Abstract]
Revenue

3. Revenue

3.1 Disaggregated revenue information

The following is an analysis of the Group’s revenue for the period from continuing operations.

	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000
Type of goods or services
Retail[1]	376,386	497,790
Wholesale	35,984	68,888
Other sales[1]	6,192	16,542
	418,562	583,220

Timing of revenue recognition
Goods and services transferred at a point in time	413,561	575,225
Goods and services transferred over time	5,001	7,995
	418,562	583,220

[1]	Retail includes the aggregate retail sales price and ancillary products (including financing commission, warranty commission, paint protection and any add-ons), together with delivery charges and admin fees, from all vehicles sold through the Group’s retail channel in the year. Ancillary revenues were previously presented in “Other sales”. The comparatives for the six months ended June 30, 2022 have been restated for consistency (ancillary revenues were £17.5 million for the six months ended June 30, 2022).

3.2 Contract balances

Revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the period end is summarized as below.

	At June 30, 2023 £’000	At December 31, 2022 £’000

Undelivered vehicles and service plans	18,853	19,374

5. Revenue

5.1 Disaggregated revenue information

The following is an analysis of the Group’s revenue for the year from continuing operations. Revenue recognized from continuing operations has arisen entirely within the UK.

	Year ended December 31 2022 £’000	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000
Type of goods or services
Retail[1]	1,103,557	515,711	153,541
Wholesale	116,541	103,203	8,667
Other sales[1]	28,493	36,509	-
	1,248,591	655,423	162,208

Timing of revenue recognition
Goods and services transferred at a point in time	1,231,204	645,952	162,208
Goods and services transferred over time	17,387	9,471	-
	1,248,591	655,423	162,208

[1]

Retail includes the aggregate retail sales price and ancillary products (including financing commission, warranty commission, paint protection and any add-ons), together with delivery charges and admin fees, from all vehicles sold through the Group’s retail channel in the year. Ancillary revenues were previously presented in “Other sales”. The comparatives for 2021 and 2020 have been restated for consistency (ancillary revenues were £15.2 million for the year ended 31 December, 2021 and £3.1 million for the year ended December 31, 2020).

5.2 Contract balances

Revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the year-end is summarized as below.

	Within one month as at December 31, 2022	Within one month as at December 31, 2021
	£’000	£’000

Undelivered vehicles	19,374	7,911